Debt Obligations (Tables) - Sunlight	6 Months Ended
Jun. 30, 2021
Summary of debt

Debt consists of the following:

		June 30, 2021
						Weighted		December 31,
						Average		2020
		Outstanding		Maximum	Final
	Month	Face	Carrying	Facility	Stated	Funding	Life	Carrying
	Issued	Amount	Value(a)	Size(b)	Maturity	Cost(b)	(Years)	Value(a)
Revolving credit facility(c)	Apr 2021	$20,613	$20,613	$30,000	Apr 2023	5.9%	1.8	$14,625

a.    Excludes $0.5 million and $0.0 million of unamortized deferred financing costs on a revolving credit facility, included in “Other Assets” in the accompanying Condensed Consolidated Balance Sheets, at June 30, 2021 and December 31, 2020, respectively.

b.    Includes annualized, unamortized deferred financing costs, as a percentage of the maximum facility size.

c.    In March 2016, Sunlight entered into a Loan and Security Agreement with a lender (“Prior Lender”). In May 2019, Sunlight and Prior Lender amended and restated the agreement to provide Sunlight a $15.0 million revolving credit facility (“Prior Facility”). In April 2021, Sunlight paid the Prior Facility in full using proceeds from a Loan and Security Agreement into which Sunlight entered with a Lender and replaced the associated standby letter of credit. Borrowings under the current $30.0 million revolving credit facility, secured by the net assets of Sunlight, bear interest at a per annum rate equal to the sum of (i) a floating rate index and (ii) a fixed margin. The facility includes unused facility costs, and amounts borrowed under this facility are 100% recourse to Sunlight. The carrying value at December 31, 2020 reflects Sunlight’s borrowings under the Prior Facility.

Summary of activities related to the carrying value of debt obligations

Activities — Activities related to the carrying value of Sunlight’s debt obligations were as follows:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Beginning Balance	$14,625	$8,166	$14,625	$11,811
Borrowings	20,746	3,429	20,746	5,064
Repayments	(14,758)	(618)	(14,758)	(5,898)
Amortization of deferred financing costs(a)	—	—	—	—
Ending Balance	$20,613	$10,977	$20,613	$10,977

a.     Excludes $0.0 million and $0.0 million amortization of deferred financing costs included in “Other Assets” in the accompanying Condensed Consolidated Balance Sheets for the three months ended June 30, 2021 and 2020 and $0.0 million and $0.0 million amortization for the six months ended June 30, 2021 and 2020, respectively. Sunlight includes amortization of these costs within “Depreciation and Amortization” in the accompanying Condensed Consolidated Statements of Operations.